As filed with the Securities and Exchange Commission on May 5, 2005	Registration No. 333-120636 Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No.3 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ________________ pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus, as supplemented, and Statement of Additional Information in which reference to E&Y is made, each dated April 29, 2005, are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3 by reference to Registrant's filings under Rules 485(b), as filed on April 22, 2005 and declared effective on April 29, 2005 and 497(c), as filed on May 3, 2005 (File No. 333-120636).

A Supplement dated May 5, 2005 to the Prospectus is included in Part A of this Post-Effective Amendment.

ReliaStar Life Insurance Company
Separate Account N

ING Encore/ING Encore Flex (Prospectus No. PRO.120636-05)

Supplement dated May 5, 2005 to the
Contract Prospectus and Statement of Additional Information, each dated April 29, 2005

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information ("Statement"), each dated April 29, 2005. You should read this Supplement along with the current Contract Prospectus and Statement.

1.	Effective May 5, 2005 ING Legg Mason Value Portfolio (Class S) is deleted from the Fund Option list and replaced with ING Legg Mason Value Portfolio (Service 2 Class)

2.

The minimum and maximum total fund operating expenses shown in the Contract Prospectus will not change with the addition of the fund in Item 1 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

3.	The information regarding ING Legg Mason Value Portfolio (Class S) included in the Fund Expense Table beginning on page 7 of the Contract Prospectus is deleted and replaced with the following:
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Legg Mason Value Portfolio (Service 2 Shares) (11)(14)	0.80%	0.25%	0.26%	1.31%	0.10%	1.21%

4.	The Footnotes to "Fund Expense Table" beginning on page 8 of the Contract Prospectus are amended by deleting footnotes 12 and 13, and by replacing footnote 14 with the following:
(14)

A portion of the brokerage commissions that the ING Legg Mason Value, ING Marsico Growth, ING MFS Total Return, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 was 1.21%, 1.15%, 1.03%, 1.06%, and 1.07%, respectively. This arrangement may be discontinued at any time.

7.

The information for ING Legg Mason Value Portfolio appearing in Appendix V -- Description of Underlying Funds in the Contract Prospectus is amended by changing the share class to "(Service 2 Shares)" in the Fund Name column for the Portfolio.

X.120636-05	May 2005

SEPARATE ACCOUNT N PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated in Part A by reference:
Condensed Financial Information
(2)	Incorporated in Part B by reference:
Financial Statements of Separate Account N:
-	Report of Independent Registered Public Accounting Firm
-	Statement of Assets and Liabilities as of December 31, 2004
-	Statement of Operations for the year ended December 31, 2004
-	Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements
Financial Statements of ReliaStar Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2004 and 2003
-	Statements of Operations - Statutory Basis for the years ended December 31, 2004 and 2003
-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2004 and 2003
-	Statements of Cash Flows-Statutory Basis for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements - Statutory Basis
(b)	Exhibits
(1.1)

Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account N ("Registrant") • Incorporated by reference to the Registrant's Form N-4 Initial Registration Statement (File No. 333-120636), filed November 19, 2004.

(1.2)

Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant") • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(2)	Not applicable
(3.1)

Distribution and Administrative Services Agreement between ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.

(3.2)

Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

(4.1)	Contract TSA-M [Form 40063 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.2)	Contract TSA-T [Form 40064 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.3)	Contract IRA/NQ-M [Form 40065 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.4)	Contract IRA/NQ-T [Form 40066 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.5)

Return of Purchase Payment Death Benefit Rider [Form 40069 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(4.6)

Annual Stepped Up Death Benefit Rider [Form 40070 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(4.7)	Fixed Account D Rider [Form 40071 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(4.8)

Dollar Cost Averaging (DCA) Fixed Account Rider [Form 40073 11-04] • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(5.1)	Contract Application • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.
(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
(7)	Not applicable
(8.1)

(ING Investors Trust) Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003 • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.

(8.2)

Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.3)

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.4)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.5)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A of ING Partners, Inc. (File No. 333-32575), filed on April 30, 2003.

(8.6)

Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001, as amended on May 1, 2003 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(8.7)

Service Agreement and Contract dated December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.8)

Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed October 31, 2002.

(8.9)

Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed October 31, 2002.

(8.10)

Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed October 31, 2002

(8.11)

Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-90474), filed April 26, 2002.

(8.12)

Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed April 22, 2003.

(8.13)

Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed April 22, 2003.

(8.14)

Participation Agreement dated as of May 1, 2004 between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100208), filed April 16, 2004.

(8.15)

PIMCO Variable Insurance Trust Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative). • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.16)

Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	No Financial Statements are omitted from Item 23
(12)	Not applicable
(13)

Powers of Attorney • Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account as filed with the Securities and Exchange Commission on April 7, 2005 (File Nos. 333-49581).

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David Allen Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Donald W. Britton[1]	President
Michael Larry Emerson[3]	Chief Executive Officer, ING Re, Group Reinsurance
James Roderick Gelder[3]	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[4]	Senior Vice President
Daniel Edward Abramowski[3]	Senior Vice President, ING Re, Group Reinsurance
Robert William Crispin[1]	Senior Vice President, Investments
Boyd George Combs[1]	Senior Vice President, Tax
Daniel M. Anderson 7325 Beaufont Springs Drive, Suite 301 Richmond, VA 23225	Vice President
Pamela S. Anson[6]	Vice President
Gerald T. Bannach[3]	Vice President
Pamela Mulvey Barcia[2]	Vice President
Linda Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee's Summit, MO 64086	Vice President
David Botler[8]	Vice President
Scott V. Carney[4]	Vice President
William D. Chatham[7]	Vice President
David A. Chicken[7]	Vice President
Elizabeth A. Clifford[4]	Vice President
John Craig Collins[1]	Vice President
Brian D. Comer[2]	Vice President
Diane Marie Eder[9]	Vice President
Shari Ann Enger[4]	Vice President
Nathan E. Eshelman[5]	Vice President
Chad M. Eslinger[6]	Vice President
David W. Evans[1]	Vice President
Michelle Fallahi[3]	Vice President
Kurt T. Fasen[1]	Vice President
Joel Andrew Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247	Vice President
Thomas John Gibb[10]	Vice President
Jim P. Graham[3]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah Hancock[5]	Vice President
R. Scott Hofstedt[10]	Vice President
William S. Jasien[11]	Vice President
Patrick Juarez[10]	Vice President
Audrey Ruth Kavanagh[10]	Vice President
John Kelleher[10]	Vice President
Paul Kersten[3]	Vice President
Bart Kollen[7]	Vice President
Patrick Lewis[3]	Vice President
Marc Lieberman[3]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[4]	Vice President
Scott C. Machut[3]	Vice President
Daniel P. Mulheran, Sr.[3]	Vice President
Todd E. Nevenhoven[7]	Vice President
Peg O. Norris[4]	Vice President
Curtis Warren Olson[10]	Vice President
Sherry Roxanne Olson[10]	Vice President
Laurie Jane Rasanen[6]	Vice President
Erik J. Rasmussen[3]	Vice President
James P. Rathburn[3]	Vice President
Robert A. Richard[2]	Vice President
Joseph H. Rideout, Jr.[8]	Vice President
John Anthony Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David John Schmid[10]	Vice President
Sande Sheppard[10]	Vice President
David Anthony Sheridan[2]	Vice President
Mark Alan Smith[5]	Vice President
Eric J. Steelman[4]	Vice President
Carl P. Steinhilber[2]	Vice President
Irving L. Tang, Jr.[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Barry G. Ward[1]	Vice President
Lorena Elizabeth Weaver[10]	Vice President
David P. Wilken[3]	Vice President
Dean S. Abbott[3]	Vice President and Actuary
Mary A. Broesch[4]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Barbara Bullis Horst[10]	Vice President and Actuary
Craig Alan Krogstad[9]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Mark Eugene McCarville[10]	Vice President and Actuary
Alden W. Skar[3]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert Joseph Zlogar[4]	Vice President and Appointed Actuary
Howard L. Rosen[4]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
Carol Sandra Stern 1501 M St., NW, Ste. 430 Washington, DC 20005	Vice President and Chief Compliance Officer
Jeffrey Steven Birkholz[3]	Vice President & COO, ING Re, Group Reinsurance
Marvin Kenneth Goergen[3]	Vice President and Controller, ING Re, Group Reinsurance
Kimberly Curley[5]	Vice President and Illustration Actuary
John D. Currier[4]	Vice President and Illustration Actuary
Lawrence Stephen Nelson[10]	Vice President and Illustration Actuary
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn M. Peck[1]	Vice President and Assistant Treasurer
Michael W. Farley[2]	Vice President, CFO & Chief Actuary, ING Re, Group Reinsurance
Philip William Ricker[10]	Vice President, Compliance and Assistant Secretary
Randy Lyle Bauernfeind[10]	Vice President, Corporate Real Estate
Ronald Emil Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Raymond Henry Dietman[10]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[3]	Secretary
William M. White[10]	Illustration Actuary
Jane A. Boyle[3]	Assistant Secretary
Diana R. Cavender[3]	Assistant Secretary
Kent D. Ferraro[10]	Assistant Secretary
Jay J. Frazer[10]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[10]	Assistant Secretary
Christie M. Gutknecht[6]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Jane M. Jacobs[3]	Assistant Secretary
David Lee Jacobson[4]	Assistant Secretary
Lorri Jungbauer[10]	Assistant Secretary
Ronald M. Kjelsberg[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Krystal L. Ols[3]	Assistant Secretary
Wendy L. Paquin[3]	Assistant Secretary
Loralee Ann Renelt[3]	Assistant Secretary
Gerald Martin Sherman[3]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[3]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
11	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of March 31, 2005, there were 61,929 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or ING Financial Advisers, LLC, pursuant to the foregoing provisions or otherwise, Depositor and ING Financial Advisers, LLC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or ING Financial Advisers, LLC in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or ING Financial Advisers, LLC in connection with the securities being registered, Depositor or ING Financial Advisers, LLC, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B and C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Shaun P. Mathews[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
James Drake 5 Penn Plaza, 11th Floor New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
William Elmslie 5 Penn Plaza, 11th Floor New York, New York	Vice President
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Mary A. Langevin[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer
1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2004:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$6,829,698.77
*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
ReliaStar Life Insurance Company 151 Farmington Avenue Hartford, CT 06156
Administrative Service Center ING Service Center 2000 21st Avenue, N.W. Minot, ND 58703
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-120636) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 5th day of May, 2005.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*

Donald W. Britton President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Donald W. Britton*	President	)

Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director	)	May

Thomas J. McInerney		)	5, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David Wheat*	Director and Chief Financial Officer	)

David Wheat		)
)
Roger W. Fisher*	Chief Accounting Officer	)

Roger W. Fisher	(principal accounting officer))

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm